Sohu.com Limited Shareholders' Equity (Treasury Stock, Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 11, 2023	Nov. 13, 2021	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value				$ 6,560	$ 80,778	$ 18,776
Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value				$ 0	$ 99,549	$ 0
ADS [Member] | Sohu Share Repurchase Program [Member] | November 13, 2021 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount		$ 100,000
Share repurchase program period		12 months
Stock repurchase program expiration date		Nov. 12, 2022
Number of shares repurchased				5,637,875
Aggregate cost of shares repurchased				$ 100,000
Stock repurchased and historical cost during period value			$ 100,000
Stock repurchased and retired during period value			5,638
ADS [Member] | Sohu Share Repurchase Program [Member] | November 13, 2021 [Member] | Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired during period value			$ 100,000
ADS [Member] | Sohu Share Repurchase Program [Member] | November 11, 2023 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount	$ 80,000
Share repurchase program period	24 months
Stock repurchase program expiration date	Nov. 10, 2025
Number of shares repurchased				695,827
Aggregate cost of shares repurchased				$ 6,600
ADS [Member] | Sohu Share Repurchase Program [Member] | Subsequent Event [Member] | March 02 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount							$ 150,000
Common Stock [Member] | Sohu Share Repurchase Program [Member] | November 13, 2021 [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased				5,637,875